Business Combination/Disposal of Subsidiaries (Details) - ARB WMS [Member]	Jun. 30, 2024 RM / shares shares
Business Combination/Disposal of Subsidiaries (Details) [Line Items]
Ordinary shares | shares	49,000
Ordinary shares per value | RM / shares	RM 1